Financial instruments - Schedule of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 442,692	$ 118,759
Financial liabilities	150,956	23,790
Net financial position	291,736	94,969
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,279	3,329
Accrued liabilities and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,375	15,430
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,467	5,031
Convertible loans, short-term and long-term
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	38,406	0
Convertible loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,208	0
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	439,195	115,551
Other current assets (excluding prepaid expenses)
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,100	2,840
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 397	$ 368